Related Party Transaction	12 Months Ended
Dec. 31, 2011
Related Party Transaction [Abstract]
Related Party Transaction
17.	RELATED PARTY TRANSACTION

The principal related parties with which the Group had transactions during the years presented are as follows:

Name of Related parties	Relationship with the Group
Ningbo Sunny Opotech Co. Ltd	Non-controlling shareholder of Visiondigi
Individual Shareholders of Visiondigi	Non-controlling shareholders of Visiondigi
Tianjin SAMC	Non-controlling shareholder of Vimicro Tianjin
Vimicro Wuxi	5% equity investee of the Company
VMF Consulting Company	Owned by certain executives of the Company
Vimicro Qingdao	18% direct equity investee of the Company

(a) The Group had the following related party transactions:

(1) In December 2010, the Company disposed of 95% of equity interest in Vimicro Wuxi to VMF Consulting Company, a related party. As a result, as at December 31, 2011, the Company owned 5% of Vimicro Wuxi after it finished the registration of change of ownership at the end of 2010. The purpose of the transfer is to focus on the new growing surveillance business by divesting the Non-core IC Business and land use rights.

Under the terms of the arrangement, VMF Consulting Company paid Vimicro China for cash consideration of $1.7 million and received $0.3 million from Vimicro China for services in connection with the disposal of equity interest in 2011.

(2) The non-controlling shareholders of Visiondigi extended a loan of RMB1,760 ($266) to Visiondigi in 2010 that was non-interest bearing. The loan balance was RMB963 ($145) as of December 31, 2010 and was fully repaid by December 31, 2011.

(3) The Group also had related party transactions for the years ended December 31, 2009, 2010 and 2011 summarized in below table.

	Years Ended December 31
	2009	2010	2011
Sales of goods:
Ningbo Sunny Opotech Co. Ltd	—	329	72
Vimicro Qingdao	—	—	4,193
Vimicro Wuxi	—	2,589	—
Purchase of inventories:
Ningbo Sunny Opotech Co. Ltd.	—	391	63
Technical Service fee rendered:
Vimicro Wuxi	—	175	—
Technical Service fee received:
Vimicro Wuxi	—	—	175
Loan from related parties:
Vimicro Wuxi	—	11,325	—
Repayment of loan from related parties:
Vimicro Wuxi	—	6,795	—
Proceeds from sale of equity interest in discontinued operation
VMF Consulting	—	—	1,734
Proceeds from disposal of assets in discontinued operation
Vimicro Wuxi	—	—	4,955

(b)	The Group had the following related party balances as of December 31, 2010 and 2011:

	As of December 31
	2010	2011
Amounts due from related parties:
Vimicro Qingdao	—	4,257
VMF Consulting Company	1,651	—
Vimicro Wuxi	8,751	477
Tianjin SAMC	59	97
Ningbo Sunny Opotech Co. Ltd	2	—
Individual shareholders of Visiondigi	2	—

Total	10,465	4,831

Amounts due to related parties:
Vimicro Wuxi	4,532	676
Individual shareholders of Visiondigi	145	—
Ningbo Sunny Opotech Co. Ltd	171	287

Total	4,848	963